CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY - ARS ($) $ in Thousands	Total	Dividend One	Dividend Two	Shareholders’ equity attributable to owners of the parent company	Shareholders’ equity attributable to owners of the parent company Dividend One	Shareholders’ equity attributable to owners of the parent company Dividend Two	Capital stock	Treasury shares	Capital adjustments	Treasury shares adjustments	Share premium	Treasury shares premium	Treasury shares trading premium	Merger premium	Cost of treasury shares	Share-based payment plans	Legal reserve	Environmental reserve	Optional Reserve for Future Dividends	Optional Reserve for Future Dividends Dividend One	Optional Reserve for Future Dividends Dividend Two	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2022	$ 1,034,336,303			$ 1,032,598,342			$ 58,358	$ 1,244	$ 123,348,111	$ 2,627,308	$ 183,208,858	$ 44,367,548	$ 123,409	$ 41,109,656	$ (57,404,145)	$ 1,020,321	$ 25,207,004	$ 196,761	$ 651,439,462			$ 17,294,447	$ 1,737,961
Appropriation as per Annual Shareholders’ Meeting held
Share-based payment plans	1,134,194			1,134,194												1,134,194
Granting of share-based payment plans	0						9	(9)	18,451	(18,451)	311,597	(311,597)	331,604		190,829	(522,433)
Optional reserve	0																		17,294,447			(17,294,447)
Capital reduction	0						(19)	(1,235)	(42,286)	(2,608,857)	(681,258)	(44,055,951)			57,213,316							(9,823,710)
Payment of dividends		$ (139,251,306)	$ (81,107,780)		$ (139,251,306)	$ (81,107,780)														$ (139,251,306)	$ (81,107,780)
Net income for the year	27,731,345			29,520,767																		29,520,767	(1,789,422)
Ending balance at Dec. 31, 2023	842,842,756			842,894,217			58,348	0	123,324,276	0	182,839,197	0	455,013	41,109,656	0	1,632,082	25,207,004	196,761	448,374,823			19,697,057	(51,461)
Appropriation as per Annual Shareholders’ Meeting held
Share-based payment plans	898,420			898,420												898,420
Acquisition of treasury stock	(782,491)			(782,491)			(33)	33	(69,341)	69,341	(940,222)	940,222			(782,491)
Granting of share-based payment plans	0						33	(33)	69,341	(69,341)	940,222	(940,222)	37,373		782,491	(819,864)
Reclassification of cash share-based payment plans to liabilities	(1,710,638)			(1,710,638)												(1,710,638)
Optional reserve	0																		19,697,056			(19,697,056)
Net income for the year	202,093,775			202,334,530																		202,334,530	(240,755)
Ending balance at Dec. 31, 2024	1,043,341,822			1,043,634,038			58,348	$ 0	123,324,276	$ 0	182,839,197	$ 0	492,386	41,109,656	$ 0	$ 0	25,207,004	196,761	468,071,879			202,334,531	(292,216)
Appropriation as per Annual Shareholders’ Meeting held
Optional reserve	0																		202,334,531			(202,334,531)
Net income for the year	22,820,536			23,584,613																		23,584,613	(764,077)
Ending balance at Dec. 31, 2025	$ 1,066,162,358			$ 1,067,218,651			$ 58,348		$ 123,324,276		$ 182,839,197		$ 492,386	$ 41,109,656			$ 25,207,004	$ 196,761	$ 670,406,410			$ 23,584,613	$ (1,056,293)